FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 3,874	$ 3,528
Fair value	(48,406)	(45,869)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	4,222	5,351
Fair value	$ 0	$ 1
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.80%	2.50%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.70%	5.80%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,660	$ 1,660
Fair value	$ (10)
Fair value		$ (194)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	1.90%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.00%
Interest rate risk | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,489	$ 1,050
Fair value	$ (1)	$ 10
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.40%	1.40%
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	1.60%
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional	$ 335	$ 560
Rates	1.00%	1.00%
Fair value	$ (1)	$ 0